Consolidated Statement of Operations	12 Months Ended
Sep. 30, 2023 USD ($) $ / shares shares
Investment income
Interest income	$ 32,603,000
Payment-in-kind interest income	601,000
Fee income	132,000
Total investment income	33,336,000
Expenses
Interest and other debt financing expenses	10,724,000
Base management fee	2,049,000
Incentive fee	2,374,000
Professional fees	1,414,000
Administrative service fee	212,000
General and administrative expenses	1,205,000
Total expenses	17,978,000
Incentive fee waived (Note 3)	(340,000)
Expense support (Note 3)	(1,257,000)
Net expenses	16,381,000
Net investment income	16,955,000
Net realized gain (loss) from:
Non-controlled/non-affiliate company investments	89,000
Foreign currency transactions	1,507,000
Net realized gain (loss) on investment transactions	1,596,000
Net change in unrealized appreciation (depreciation) from:
Non-controlled/non-affiliate company investments	692,000
Translation of assets and liabilities in foreign currencies	(1,279,000)
Net change in unrealized appreciation (depreciation) on investment transactions	(587,000)
Net gain (loss) on investment transactions	1,009,000
Net realized gain (loss) on extinguishment of debt	(1,541,000)
Net increase (decrease) in net assets resulting from operations	$ 16,423,000
Per Common Share Data
Basic earnings per Class I common share (in dollars per share) | $ / shares	$ 0.63
Diluted earnings per Class I common share (in dollars per share) | $ / shares	$ 0.63
Basic weighted average Class I common shares outstanding (in shares) | shares	26,035,443
Diluted weighted average Class I common shares outstanding (in shares) | shares	26,035,443